Financing Income (Expenses), Net (Details) - Schedule of components of the financing income - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Components of The Financing Income [Abstract]
Revaluation of liability in respect of a price protection mechanism	[1],[2]			₪ 667
Revaluation of liability in respect of a Bridge Investment	[3]			3,240
Revaluation of derivative warrant liability (See Note 12C8)		2,954
Exchange differences		2,060
Interest in respect of bank deposits		85	3
Total		₪ 5,099	₪ 3	₪ 3,907

[1]	Further to the information presented in Note 12C2 above, the Company undertook toward the Service Provider that in the event that the shares of the Company are not listed for trade on the Tel Aviv Stock Exchange after the passage of a period of 18 months following the signing of the agreement nor are they traded at that time on that exchange, the Service Provider will be permitted to notify the Company in writing that the Company will have to pay him an amount equal to NIS 2,475 in lieu of the shares to be held by him, within 90 days following such notification or, alternatively, to find a buyer for the shares of the Company held by the service provider pursuant to the terms of the agreement (a “Liability in respect of a price protection mechanism”). Taking into consideration the date of realization of the Liability in respect of a price protection mechanism, the liability in respect thereof was classified as a financial liability measured at fair value through profit and loss pursuant to the provisions of IFRS 9, Financial Instruments.
[2]	See Note 12C2 above.
[3]	During the years 2017 - 2020, the Company entered into bridge investment agreements with several current and new investors, under which the Company raised an amount of US$4,314 (NIS 15,443) (the “Bridge Investments”). The Bridge Investments were non-interest bearing and it was determined that Bridge Investments would be settled by way of conversion into shares of the Company pursuant to conversion scenarios, as defined in the Bridge Investment agreements.